Leases (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Quantitative Information About Leases
The balance sheet shows the following amounts relating to leases:

	12/31/2022	12/31/2021
Sub-lease receivable
Rio de Janeiro Office – BM 336	2,843	—

Total	2,843	—

Current	1,500	—
Non-current	1,343

Total	2,843	—

Right of use assets
Rio de Janeiro Office – BM 336	55,758	61,907
São Paulo Office – JRA	12,682	4,700
NY Office – third Avenue	1,696	2,722

Total	70,136	69,329

Lease liabilities
Rio de Janeiro Office – BM 336	(70,538)	(76,996)
São Paulo Office – JRA	(13,701)	(5,444)
NY Office – third Avenue	(1,972)	(3,104)

Total	(86,211)	(85,544)

Current	(24,147)	(22,304)
Non-current	(62,064)	(63,240)

Total	(86,211)	(85,544)

Summary of Quantitative Information About Leases Costs
The statement of profit or loss shows the following amounts relating to leases:

	2022	2021	2020

Right of use assets depreciation	(10,800)	(9,812)	(8,586)
Financial expense	(9,359)	(12,281)	(12,209)

	(20,159)	(22,093)	(20,795)